Taxation (Details) - Schedule of significant components of deferred taxes - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of significant components of deferred taxes [Abstract]
Inventories provision	$ 28	$ 41
Accrued salary and welfare payable	214	206
Tax losses	229
Valuation allowance		373
Others		470
Total deferred tax assets	471	1,090
Intangible assets	1,814	935
Deferred cost of revenue	15	15
Others	325
Total deferred tax liabilities	$ 2,154	$ 950